Commitments And Contingencies (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Summary Of Future Minimum Rentals Under Non-Cancellable Operating Leases

Year Ending December 31,	Future Minimum Rents
2013	193,941
2014	80,809

Year Ending December 31,	Future Minimum Rents
2013	193,941
2014	80,809